CONSOLIDATED FINANCIAL STATEMENT DETAILS - Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Property, plant and equipment
Balance, beginning of period	$ 6,340.0
Capitalized interest	49.1	$ 47.4
Balance, end of period	7,653.5	6,340.0
Assets under construction	749.0	747.0
Assets not being depreciated	$ 1,842.2	$ 1,287.6
Capitalized interest, weighted average borrowing rate	5.20%	5.49%
Right of use assets	$ 76.2	$ 54.1
Right-of-use assets for lease arrangements entered	38.2	22.7
Depreciation for leased right-of-use assets	16.1	11.5
Chulbatkan license
Property, plant and equipment
Additions	457.3
Peak Gold, LLC
Property, plant and equipment
Balance, end of period	$ 457.3
Ownership interest in subsidiary (as a percentage)	70.00%
Percentage of equity interest acquired			70.00%
Cost
Property, plant and equipment
Balance, beginning of period	$ 19,269.0	18,014.2
Additions	1,090.9	1,274.0
Acquisitions	465.4
Capitalized interest	49.1	47.4
Disposals	(83.0)	(69.9)
Other	0.1	3.3
Balance, end of period	20,791.5	19,269.0
Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period	(12,929.0)	(12,495.1)
Depreciation, depletion and amortization	(970.2)	(853.5)
Reversals of impairment charges	689.0	361.8
Disposals	73.8	60.5
Other	(1.6)	(2.7)
Balance, end of period	(13,138.0)	(12,929.0)
IFRS 16
Property, plant and equipment
Right-of-use assets for lease arrangements entered		42.9
Land, plant and equipment
Property, plant and equipment
Balance, beginning of period	3,600.9
Balance, end of period	3,718.7	3,600.9
Assets under construction	540.8	308.8
Assets not being depreciated	769.9	538.3
Land, plant and equipment | Cost
Property, plant and equipment
Balance, beginning of period	9,715.0	9,184.2
Additions	535.5	607.5
Acquisitions	8.2
Capitalized interest	22.8	14.7
Disposals	(82.9)	(69.9)
Other	(8.6)	(21.5)
Balance, end of period	10,190.0	9,715.0
Land, plant and equipment | Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period	(6,114.1)	(5,702.1)
Depreciation, depletion and amortization	(589.9)	(572.9)
Reversals of impairment charges	160.5	102.4
Disposals	73.8	60.5
Other	(1.6)	(2.0)
Balance, end of period	(6,471.3)	(6,114.1)
Development and operating properties
Property, plant and equipment
Balance, beginning of period	2,725.7
Balance, end of period	3,469.5	2,725.7
Assets under construction	189.1	438.2
Assets not being depreciated	607.0	735.9
Development and operating properties | Cost
Property, plant and equipment
Balance, beginning of period	9,540.6	8,816.6
Additions	539.9	666.5
Acquisitions	15.4
Capitalized interest	25.5	32.7
Disposals	0.0
Other	14.8	24.8
Balance, end of period	10,136.2	9,540.6
Development and operating properties | Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period	(6,814.9)	(6,793.0)
Depreciation, depletion and amortization	(380.3)	(280.6)
Reversals of impairment charges	528.5	259.4
Disposals	0.0
Other	0.0	(0.7)
Balance, end of period	(6,666.7)	(6,814.9)
Pre-development properties
Property, plant and equipment
Balance, beginning of period	13.4
Balance, end of period	465.3	13.4
Assets under construction	19.1
Assets not being depreciated	465.3	13.4
Pre-development properties | Cost
Property, plant and equipment
Balance, beginning of period	13.4	13.4
Additions	15.5
Acquisitions	441.8
Capitalized interest	0.8
Disposals	(0.1)
Other	(6.1)
Balance, end of period	465.3	13.4
Pre-development properties | Accumulated depreciation, depletion, amortization and impairment
Property, plant and equipment
Balance, beginning of period	0.0
Depreciation, depletion and amortization	0.0
Disposals	0.0
Other	0.0
Balance, end of period	0.0	0.0
Exploration and evaluation assets
Property, plant and equipment
Balance, beginning of period	251.4
Acquisitions		0.0
Transferred to capitalized development	311.9
Reversals of impairment charges	(90.9)
Balance, end of period	526.1	251.4
Exploration and evaluation expenses, capitalised	38.4	20.7
Exploration and evaluation expenses	$ 19.1	$ 17.4